Related party transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions

39. Related party transactions
At 31 December 2025, there were no outstanding loans due to GSK (2024: £0.8 million with Index Ventures and 2024: £2.3 million with Medicxi Ventures I LP). Cash distributions were received from the investments in Medicxi Ventures I LP of £62 million (2024:
£15.3 million), Index Ventures l LP of £2.3 million (2024: £nil) and Kurma Biofund II FCPR of £2.3 million (2024: £nil).
The Group had no other significant related party transactions which might reasonably be expected to influence decisions made by the users of these financial statements.
The aggregate compensation of the Directors and senior management (members of the Executive Committee, formerly known as the GSK Leadership Team) is given in Note 9, ‘Employee costs’.